Parent Only Financial Statements - Schedule of Condensed Balance Sheets of the Parent Company (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 8,092,529	$ 1,398,720
Total current assets		8,092,529	1,398,720
Investments in subsidiaries, VIEs and VIEs’ subsidiaries			9,686,396
Due from subsidiaries, VIEs and VIEs’ subsidiaries		11,628,591	16,200,789
Total non-current assets		11,628,591	25,887,185
Total assets		19,721,120	27,285,905
Current liabilities
Due to subsidiaries, VIEs and VIEs’ subsidiaries		2,107,016	1,981,816
Total current liabilities		2,107,016	1,981,816
Convertible notes payable		4,692,105
Total non-current liabilities		4,692,105
Total liabilities		6,799,121	1,981,816
Shareholders’ equity
Additional paid-in capital		136,595,192	133,091,187
Statutory reserve		1,117,828	1,117,828
Accumulated deficit		(122,305,327)	(106,197,907)
Accumulated other comprehensive loss		(2,487,994)	(2,708,945)
Total shareholders’ equity attributable to controlling interest		12,921,999	25,304,089
Total liabilities, mezzanine equity and shareholders’ equity		19,721,120	27,285,905
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	1,704	1,330
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	$ 596	$ 596

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.